Reinsurance - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance ceded	$ 322.7	$ 347.0	$ 230.7
State Reinsurance Plan
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Percentage of Ceded Premiums	97.00%	97.00%	98.00%
State Reinsurance Plan | Michigan Catastrophic Claims Association And North Carolina Reinsurance Facility
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Percentage of Ceded Premiums	75.00%	77.00%	80.00%